Average Annual Total Returns - Direxion Russell 1000 Value Over Growth ETF	Direxion Russell 1000® Value Over Growth ETF 1 Year	Direxion Russell 1000® Value Over Growth ETF Since Inception	Direxion Russell 1000® Value Over Growth ETF Inception Date	Direxion Russell 1000® Value Over Growth ETF Return After Taxes on Distributions 1 Year	Direxion Russell 1000® Value Over Growth ETF Return After Taxes on Distributions Since Inception	Direxion Russell 1000® Value Over Growth ETF Return After Taxes on Distributions Inception Date	Direxion Russell 1000® Value Over Growth ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Russell 1000® Value Over Growth ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Russell 1000® Value Over Growth ETF Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(13.06%)	0.41%	Jan. 16, 2019	(7.40%)	0.63%	Jan. 16, 2019	(12.42%)	1.26%	Jan. 16, 2019	18.40%	22.74%	Jan. 16, 2019